Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in the carrying amount of goodwill [Abstract]
Balance	$ 385,658	$ 385,849
Goodwill acquired	35,694
Goodwill impairment charges	(386,154)
Currency translation adjustments and disposition	496	(191)
Balance	$ 35,694	$ 385,658